Organization, Nature of Business and Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Allowance for Doubtful Accounts

The rollforward of the allowance for doubtful accounts is as follows (in thousands):

	Year Ended December 31,
	2017	2016	2015
Beginning balance	$18,573	$14,026	$10,775
Divestiture of Unitrans	(91)	—	—
Provision, charged to expense	5,964	5,127	4,816
Write-offs, less recoveries	(13,555)	(580)	(1,565)

Ending balance	$10,891	$18,573	$14,026

Summary of Impact of Immaterial Error on Select Unaudited Condensed Statement of Cash Flows Line Items

The following table summarizes the impact of the immaterial error on select unaudited condensed statement of cash flows line items for the nine months ended September 30, 2018 (in thousands):

	As previously reported	Adjustment	As revised
Cash flows from operating activities:
Changes in:
Prepaid expenses and other assets	$(15,636)	$1,882	$(13,754)
Accrued expenses and other liabilities	10,274	(13,412)	(3,138)
Net cash provided by (used in) operating activities	$9,547	$(11,530)	$(1,983)
Cash flows from financing activities:
Proceeds from insurance premium financing	$—	$17,782	$17,782
Payments on insurance premium financing	—	(6,252)	(6,252)
Net cash provided by (used in) financing activities	$(9,624)	11,530	$1,906